Intangible Assets	3 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

(7)     Intangible Assets

Intangible assets consist entirely of patent costs that provide the Company with rights, titles, and interests in the development of certain processes, discoveries, and inventions with the right to commercialize that are probable of future economic benefits. Patent costs associated with pharmaceutical intellectual property are expensed as incurred as future economic benefits are not deemed to be probable. Intangible assets are recorded at cost and are amortized over the estimated life of the patents, based on the approval and expiration dates applicable to each patent — typically 20 years — on a straight-line basis. Amortization expense related to intellectual property for three months ended March 31, 2024 and 2023 was $13 and $22, respectively. We did not record an impairment loss in either period presented. The estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows:

2024	$51
2025	51
2026	51
2027	51
2028	51
Thereafter	858
$1,113